Financial Instruments and Derivatives - Derivatives Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets (liabilities), beginning of year	$ 55.6	$ 197.0
Unrealized change in fair value	171.0	(141.4)
Derivative assets, end of year	226.6	55.6
Derivative assets, end of year	235.3	220.5
Derivative liabilities, end of year	(8.7)	(164.9)
Commodity contracts
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets (liabilities), beginning of year	(154.4)	(26.3)
Unrealized change in fair value	168.4	(128.1)
Derivative assets, end of year	14.0	(154.4)
Derivative assets, end of year	22.6	5.4
Derivative liabilities, end of year	(8.6)	(159.8)
Interest rate swap contract
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets (liabilities), beginning of year	5.6	7.3
Unrealized change in fair value	1.1	(1.7)
Derivative assets, end of year	6.7	5.6
Derivative assets, end of year	6.7	5.7
Derivative liabilities, end of year	0.0	(0.1)
Foreign exchange
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets (liabilities), beginning of year	170.6	205.0
Unrealized change in fair value	4.4	(34.4)
Derivative assets, end of year	175.0	170.6
Derivative assets, end of year	175.1	175.6
Derivative liabilities, end of year	(0.1)	(5.0)
Equity Contracts
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets (liabilities), beginning of year	33.8	11.0
Unrealized change in fair value	(2.9)	22.8
Derivative assets, end of year	30.9	33.8
Derivative assets, end of year	30.9	33.8
Derivative liabilities, end of year	$ 0.0	$ 0.0